Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Organization
Note 1. Organization
SmartStop Self Storage REIT, Inc., a Maryland corporation (the “Company”), is a self-managed and fully-integrated self storage real estate investment trust (“REIT”), formed on January 8, 2013 under the Maryland General Corporation Law. Our year end is December 31. As used in this report, “we,” “us,” “our,” and “Company” refer to SmartStop Self Storage REIT, Inc. and each of our subsidiaries.
We acquire and own self storage facilities; we also operate self storage facilities owned by us as well as those owned by the entities sponsored by us. As of September 30, 2023, we wholly-owned 154 self storage facilities located in 19 states (Alabama, Arizona, California, Colorado, Florida, Illinois, Indiana, Maryland, Massachusetts, Michigan, New Jersey, Nevada, North Carolina, Ohio, South Carolina, Texas, Virginia, Washington, and Wisconsin) and the Greater Toronto Area of Ontario, Canada.
As discussed herein, we, through our subsidiaries, currently serve as the sponsor of Strategic Storage Trust VI, Inc., a publicly-registered non-traded
REIT (“SST VI”), and Strategic Storage Growth Trust III, Inc., a private REIT (“SSGT III” and together with SST VI, the “Managed REITs”). We also served as the sponsor of Strategic Storage Trust IV, Inc., a public non-traded
REIT (“SST IV”), through March 17, 2021, and Strategic Storage Growth Trust II, Inc., a private REIT (“SSGT II”), through June 1, 2022, the dates on which we closed on the mergers of SST IV (the “SST IV Merger”) and SSGT II (the “SSGT II Merger”), respectively, as defined in Note 3 – Real Estate Facilities. Prior to March 17, 2021 and June 1, 2022, SST IV and SSGT II, respectively, were also included in the “Managed REITs.”
We operate the properties owned by the Managed REITs, which together with one other self storage property we manage, consist of, as of September 30, 2023, 31 operating properties and approximately 25,000 units and 2.8 million rentable square feet. Through our Managed REIT Platform (as defined below), we originate, structure, and manage additional self storage investment products.
SmartStop OP, L.P. (the “Operating Partnership”) owns, directly or indirectly through one or more subsidiaries, all of the self storage properties that we own. As of September 30, 2023, we owned approximately 88.3% of the common units of limited partnership interests of our Operating Partnership. The remaining approximately 11.7% of the common units are owned by current and former employees, members of our executive management team, board members, or indirectly by Strategic Asset Management I, LLC (f/k/a SmartStop Asset Management, LLC), our former sponsor (“SAM”), its affiliates, and affiliates of Select Capital Corporation, the former dealer manager of our offering (the “Former Dealer Manager”). As the sole general partner of our Operating Partnership, we have the exclusive power to manage and conduct the business of our Operating Partnership.
We commenced our initial public offering in January 2014, in which we offered a maximum of $1.0 billion in common shares for sale to the public (the “Primary Offering”) and $95.0 million in common shares for sale pursuant to our distribution reinvestment plan (collectively, the “Offering”). At the termination of our Offering in January 2017, we had sold approximately 48 million Class A Shares and approximately 7 million Class T Shares for approximately $493 million and $73 million respectively.
In November 2016, we filed with the SEC a Registration Statement on Form
S-3,
which registered up to an additional $100.9 million in shares under our distribution reinvestment plan (our “DRP Offering”). The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders. As of September 30, 2023, we had sold approximately 7.9 million Class A Shares and approximately 1.1 million Class T Shares through our DRP Offering.

On December 6, 2022, our board of directors (the “Board”), upon recommendation of our Nominating and Corporate Governance Committee, approved an Estimated Per Share Net Asset Value (“NAV”) of our common stock of $15.21 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of September 30, 2022.

Note 1. Organization
SmartStop Self Storage REIT, Inc., a Maryland corporation (the “Company”), is a self-managed and fully-integrated self storage real estate investment trust (“REIT”), formed on January 8, 2013 under the Maryland General Corporation Law. Our year-end
is December 31. As used in this report, “we,” “us,” “our,” and “Company” refer to SmartStop Self Storage REIT, Inc. and each of our subsidiaries.
We acquire and own self storage facilities; we also operate self storage facilities owned by us as well as those owned by the entities sponsored by us. As of December 31, 2022, we owned 153 self storage facilities located in 19 states (Alabama, Arizona, California, Colorado, Florida, Illinois, Indiana, Maryland, Massachusetts, Michigan, New Jersey, Nevada, North Carolina, Ohio, South Carolina, Texas, Virginia, Washington, and Wisconsin) and the Greater Toronto Area of Ontario, Canada.
As discussed herein, we, through our subsidiaries, currently serve as the sponsor of Strategic Storage Trust VI, Inc., a publicly-registered non-traded
REIT (“SST VI”), and Strategic Storage Growth Trust III, Inc., a private company that intends to elect to qualify as a REIT (“SSGT III” and together with SST VI, the “Managed REITs”). We also served as the sponsor of Strategic Storage Trust IV, Inc., a public non-traded
REIT (“SST IV”) through March 17, 2021, and Strategic Storage Growth Trust II, Inc., a private REIT (“SSGT II”) through June 1, 2022, the dates on which we closed on the mergers of SST IV and SSGT II, respectively, as further described below. Prior to March 17, 2021 and June 1, 2022, SST IV and SSGT II respectively, were also included in the “Managed REITs.” We operate the properties owned by the Managed REITs, consisting of, as of December 31, 2022, 19 operating properties and approximately 14,600 units and 1.8 million rentable square feet. Through our Managed REIT Platform (as defined below), we originate, structure, and manage additional self storage investment products.
Completed Transactions
SSGT II Merger
On June 1, 2022, we closed on our merger with SSGT II (the “SSGT II Merger”).
As a result, we acquired all of the real estate owned by SSGT II, consisting of (i) 10 wholly owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. As of the merger date, the unconsolidated real estate ventures (collectively, the “SSGT II JV Properties”) consisted of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party (“SmartCentres”) owning the other 50% of such entities. Additionally, we obtained SSGT II’s rights to acquire (i) one parcel of land being developed into a self storage facility in an unconsolidated joint venture with SmartCentres, and (ii) a self storage property located in Southern California. Subsequent to December 31, 2022, on January 12, 2023, we acquired the aforementioned parcel of land in an unconsolidated joint venture that we and SmartCentres intend to develop into a self storage facility in the future. As of December 31, 2022, one of the development joint venture properties had been completed and had begun operations.
As a result of the SSGT II Merger, approximately 11.5 million shares of SmartStop Class A common stock (“Class A Shares”) were issued in exchange for approximately 12.7 million shares of SSGT II common stock.
See Note 3 – Real Estate Facilities, for additional information related to the SSGT II Merger.

SST IV Merger
On March 17, 2021, we closed on our merger with SST IV (the “SST IV Merger”).
As a result, we acquired all of the real estate owned by SST IV, consisting of (i) 24 self storage facilities located in nine states comprising approximately 18,000 self storage units and approximately 2.0 million net rentable square feet, and (ii) SST IV’s 50% equity interest in six unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada (collectively the “SST IV JV Properties”). The SST IV JV Properties consisted of three operating self storage properties and three parcels of land in various stages of development into self storage facilities as of the merger date, jointly owned with subsidiaries of SmartCentres. As of December 31, 2022, two of the development joint venture properties had been completed and had begun operations.
As a result of the SST IV Merger, approximately 23.1 million Class A Shares were issued in exchange for approximately 10.6 million shares of SST IV common stock.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and SmartStop OP, L.P. (our “Operating Partnership”) as issuer, entered into a note purchase agreement (the “Note Purchase Agreement”), pursuant to which we issued $150 million of 4.53% Senior Notes due April 19, 2032 (the “2032 Private Placement Notes”). The proceeds were used primarily to pay off existing debt and to pay off certain existing indebtedness of SSGT II in connection with the SSGT II Merger. See Note 5 – Debt, for additional information.
Credit Facility
On March 17, 2021, we, through our Operating Partnership, entered into a credit facility with KeyBank, National Association as administrative agent, with an initial aggregate commitment of $500 million (the “Credit Facility”), which consisted of a $250 million revolving credit facility and a $250 million term loan. We used the initial draw proceeds of approximately $451 million primarily to pay off certain existing indebtedness as well as indebtedness of SST IV in connection with the SST IV Merger.
On October 7, 2021, we amended the Credit Facility to increase the commitments on the revolving credit facility by $200 million, to $450 million. As a result of this amendment, the aggregate commitment under the Credit Facility is now $700 million.
On April 19, 2022, we amended the Credit Facility to facilitate the issuance of the 2032 Private Placement Notes, make conforming changes between the Note Purchase agreement and the Credit Facility, and to transition from London Interbank Offer Rate (“LIBOR”) to secured overnight financing rate (“SOFR”) for floating rate borrowings.
See Note 5 – Debt, for additional information.
Equity
We commenced our initial public offering in January 2014, in which we offered a maximum of $1.0 billion in common shares for sale to the public (the “Primary Offering”) and $95.0 million in common shares for sale pursuant to our distribution reinvestment plan (collectively, the “Offering”) At the termination of our Offering in January 2017, we had sold approximately 48 million Class A Shares and approximately 7 million Class T Shares for approximately $493 million and $73 million respectively.

In
November 2016
, we filed with the Securities Exchange Commission (“SEC”) a Registration Statement on Form
S-3,
which registered up to an additional $
100.9
 million in shares under our distribution reinvestment plan (our “DRP Offering”). The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders. As of December 31, 2022, we had sold approximately
7.2
 million Class A Shares and approximately
1.0
 million Class T Shares for approximately $
77.8
 million and $
11.1
 million, respectively, in our DRP Offering.
On
December 6, 2022
, our board of directors, (the “Board”), upon recommendation of our Nominating and Corporate Governance Committee, approved an Estimated Per Share NAV of our common stock of $
15.21
for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of
September 30, 2022
.
Prior to the termination of our Primary Offering, Select Capital Corporation, a California corporation (our “Former Dealer Manager”), was responsible for marketing our shares offered pursuant to our Primary Offering. Strategic Asset Management I, LLC (f/k/a SmartStop Asset Management, LLC), our former sponsor (“SAM”) previously indirectly owned a
15
% non-voting equity interest in our Former Dealer Manager. Now that our Primary Offering has terminated, our Former Dealer Manager no longer provides such services for us. However, through
March 31, 2022
we paid our Former Dealer Manager an ongoing stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering. See Note
10
– Related Party Transactions – Former Dealer Manager Agreement.
Other Corporate History
Our Operating Partnership was formed on January 9, 2013. During
2013
, Strategic Storage Advisor II, LLC, our former external advisor (“Former External Advisor”) purchased limited partnership interests in our Operating Partnership for $
200,000
and on
August 2, 2013
, we contributed the initial $
1,000
capital contribution we received to our Operating Partnership in exchange for the general partner interest.
As we accepted subscriptions for shares of our common stock, we transferred all of the net Offering proceeds to our Operating Partnership as capital contributions in exchange for additional units of interest in our Operating Partnership. However, we were deemed to have made capital contributions in the amount of gross proceeds received from investors, and our Operating Partnership was deemed to have simultaneously paid the sales commissions and other costs associated with the Offering. Our issuances of Preferred Stock were treated similarly and we received related units of interest in our Operating Partnership. In addition, our Operating Partnership is structured to make distributions with respect to limited partnership units that are equivalent to the distributions made to holders of common stock. Finally, a common limited partner in our Operating Partnership may later exchange his or her common limited partnership units in our Operating Partnership for shares of our common stock at any time after one year following the date of issuance of their limited partnership units, subject to certain restrictions outlined in our Operating Partnership’s limited partnership agreement.
Our Operating Partnership owns, directly or indirectly through one or more subsidiaries, all of the self storage properties that we own. As of December
31
,
2022
, we owned approximately
88.4
% of the common units of limited partnership interests of our Operating Partnership. The remaining approximately
11.6
% of the common units are owned by current and former members of our executive management team or indirectly by SAM, its affiliates, and affiliates of our Former Dealer Manager. As the sole general partner of our Operating Partnership, we have the exclusive power to manage and conduct the business of our Operating Partnership.

Recent Economic Conditions
Broad economic weakness, inflationary pressures, rising interest rates, geopolitical events, or other economic events could adversely impact our business, financial condition, liquidity and results of operations. However, the extent and duration to which our operations may be impacted is highly uncertain and cannot be predicted.